AFBA FIVE STAR FUND, INC.
                     AFBA Five Star Balanced Fund
                      AFBA Five Star Equity Fund
                    AFBA Five Star High Yield Fund
                    AFBA Five Star USA Global Fund

                    Supplement dated October 16, 2000
                                   to
                    Prospectus dated July 31, 2000


	Effective October 16, 2000, the name of AFBA Five Star Fund, Inc. is AFBA 5Star Fund, Inc. The names of the investment portfolios are AFBA 5Star Balanced Fund, AFBA 5Star Equity Fund, AFBA 5Star High Yield Fund and AFBA 5Star USA Global Fund, (the "Funds"). Also effective October 16, 2000, AFBA Investment Management Company , the manager of the Funds, changed its name to 5Star Investment Management Co.